Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

March 31, 2019

VIPMID-QTLY-0519
1.799869.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
COMMUNICATION SERVICES - 5.9%
Entertainment - 3.5%
Activision Blizzard, Inc.	2,249,700	$102,428,841
Electronic Arts, Inc. (a)	1,245,690	126,599,475
Lions Gate Entertainment Corp.:
Class A (b)	1,739,337	27,203,231
Class B	443,050	6,690,055
		262,921,602
Interactive Media & Services - 0.0%
Care.com, Inc. (a)	100	1,976
Media - 2.4%
Interpublic Group of Companies, Inc.	2,532,585	53,209,611
News Corp. Class A	664,400	8,265,136
Omnicom Group, Inc.	175,600	12,817,044
The New York Times Co. Class A (b)	3,278,700	107,705,295
		181,997,086

TOTAL COMMUNICATION SERVICES		444,920,664

CONSUMER DISCRETIONARY - 7.6%
Hotels, Restaurants & Leisure - 3.4%
ARAMARK Holdings Corp.	579,700	17,130,135
Darden Restaurants, Inc.	160,600	19,508,082
Dine Brands Global, Inc.	612,198	55,887,555
Eldorado Resorts, Inc. (a)	289,631	13,522,871
Hilton Grand Vacations, Inc. (a)	815,700	25,164,345
Jubilant Foodworks Ltd.	150,140	3,133,658
Penn National Gaming, Inc. (a)	222,519	4,472,632
The Restaurant Group PLC	407,000	625,515
U.S. Foods Holding Corp. (a)	1,858,000	64,862,780
Wyndham Hotels & Resorts, Inc.	983,900	49,185,161
		253,492,734
Household Durables - 0.4%
iRobot Corp. (a)(b)	64,680	7,612,189
Mohawk Industries, Inc. (a)	200	25,230
Toll Brothers, Inc.	702,100	25,416,020
		33,053,439
Internet & Direct Marketing Retail - 0.1%
Naspers Ltd. Class N	30,800	7,177,683
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	81,900	3,835,252
Media - 0.0%
China Literature Ltd. (a)(c)	421	1,971
MultiChoice Group Ltd. (a)	30,800	257,649
		259,620
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	574,100	60,303,464
Specialty Retail - 0.6%
CarMax, Inc. (a)	2,200	153,560
Party City Holdco, Inc. (a)(b)	2,461,439	19,543,826
Williams-Sonoma, Inc. (b)	440,700	24,798,189
		44,495,575
Textiles, Apparel & Luxury Goods - 2.2%
Capri Holdings Ltd. (a)	646,600	29,581,950
Deckers Outdoor Corp. (a)	399,525	58,726,180
G-III Apparel Group Ltd. (a)	270,844	10,822,926
PVH Corp.	540,300	65,889,585
		165,020,641

TOTAL CONSUMER DISCRETIONARY		567,638,408

CONSUMER STAPLES - 5.3%
Beverages - 0.2%
C&C Group PLC	5,031,849	18,062,325
Food & Staples Retailing - 0.9%
Performance Food Group Co. (a)	1,115,996	44,238,081
Sprouts Farmers Market LLC (a)	938,310	20,211,197
		64,449,278
Food Products - 3.7%
Conagra Brands, Inc.	1,760,400	48,833,496
Ezaki Glico Co. Ltd.	552,300	29,002,851
Ingredion, Inc.	41,305	3,911,170
Nomad Foods Ltd. (a)	3,877,800	79,301,010
Post Holdings, Inc. (a)	355,600	38,902,640
TreeHouse Foods, Inc. (a)	1,171,000	75,588,050
		275,539,217
Household Products - 0.5%
Essity AB Class B	817,800	23,582,350
Spectrum Brands Holdings, Inc.	314,200	17,211,876
		40,794,226

TOTAL CONSUMER STAPLES		398,845,046

ENERGY - 7.5%
Energy Equipment & Services - 2.3%
Baker Hughes, a GE Co. Class A	425,881	11,805,421
Core Laboratories NV	11,300	778,909
Dril-Quip, Inc. (a)	196,700	9,018,695
Ensco PLC Class A (b)	1,772,110	6,964,392
Frank's International NV (a)	504,900	3,135,429
Halliburton Co.	1,903,200	55,763,760
Helmerich & Payne, Inc.	112,500	6,250,500
Matrix Service Co. (a)	44,300	867,394
Nabors Industries Ltd.	6,983,254	24,022,394
National Oilwell Varco, Inc.	161,500	4,302,360
Oceaneering International, Inc. (a)	1,370,700	21,615,939
Precision Drilling Corp. (a)	12,896,385	30,591,941
Superior Energy Services, Inc. (a)	16,300	76,121
		175,193,255
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	1,024,171	46,579,297
Apache Corp.	644,996	22,355,561
Berry Petroleum Corp.	1,715,265	19,794,158
Cabot Oil & Gas Corp.	292,600	7,636,860
Cheniere Energy, Inc. (a)	1,006,300	68,790,668
Cimarex Energy Co.	283,952	19,848,245
Continental Resources, Inc. (a)	166,700	7,463,159
Encana Corp.	4,286,380	31,033,391
Noble Energy, Inc.	1,436,700	35,529,591
Oasis Petroleum, Inc. (a)	1,960,265	11,840,001
Southwestern Energy Co. (a)	5,298,250	24,848,793
Suncor Energy, Inc.	910,200	29,498,830
Teekay LNG Partners LP	219,311	3,280,893
The Williams Companies, Inc.	373,000	10,712,560
Whiting Petroleum Corp. (a)	270,500	7,070,870
World Fuel Services Corp.	1,554,700	44,915,283
		391,198,160

TOTAL ENERGY		566,391,415

FINANCIALS - 14.8%
Banks - 7.6%
Banco Comercial Portugues SA (Reg.) (a)	79,480,000	20,532,786
Bank OZK	724,600	20,998,908
BankUnited, Inc.	489,961	16,364,697
Boston Private Financial Holdings, Inc.	2,429,216	26,624,207
CaixaBank SA	1,943,000	6,076,113
CIT Group, Inc.	1,004,100	48,166,677
Commerce Bancshares, Inc.	234,154	13,594,981
CVB Financial Corp.	1,141,062	24,019,355
East West Bancorp, Inc.	100,700	4,830,579
First Foundation, Inc.	100	1,357
First Horizon National Corp.	2,663,100	37,230,138
First Republic Bank	106,500	10,698,990
FNB Corp., Pennsylvania	809,900	8,584,940
Great Western Bancorp, Inc.	188,230	5,946,186
Hanmi Financial Corp.	574,596	12,221,657
Heartland Financial U.S.A., Inc.	72,200	3,079,330
Huntington Bancshares, Inc.	5,657,616	71,738,571
Investors Bancorp, Inc.	1,114,300	13,204,455
KeyCorp	890,800	14,030,100
Lakeland Financial Corp.	79,919	3,613,937
M&T Bank Corp.	288,100	45,237,462
Old National Bancorp, Indiana	151,900	2,491,160
PacWest Bancorp	778,600	29,283,146
Prosperity Bancshares, Inc.	101,800	7,030,308
Republic First Bancorp, Inc. (a)	80	420
Signature Bank	289,900	37,127,493
Societe Generale Series A	56,800	1,641,150
TCF Financial Corp.	1,502,625	31,089,311
UMB Financial Corp.	379,900	24,328,796
Union Bankshares Corp.	676,200	21,861,546
Univest Corp. of Pennsylvania	61,900	1,514,074
Valley National Bancorp	581,400	5,569,812
Wintrust Financial Corp.	73,600	4,955,488
		573,688,130
Capital Markets - 2.0%
Affiliated Managers Group, Inc.	86,800	9,297,148
Ameriprise Financial, Inc.	139,313	17,845,995
Cboe Global Markets, Inc.	104,700	9,992,568
CRISIL Ltd.	78,365	1,655,423
E*TRADE Financial Corp.	490,300	22,764,629
Invesco Ltd.	464,000	8,959,840
Legg Mason, Inc.	279,600	7,652,652
Moody's Corp.	144,400	26,149,396
OM Asset Management Ltd.	68,133	923,883
Raymond James Financial, Inc.	286,795	23,061,186
Stifel Financial Corp.	371,900	19,621,444
		147,924,164
Consumer Finance - 1.0%
Capital One Financial Corp.	251,200	20,520,528
OneMain Holdings, Inc.	157,400	4,997,450
Synchrony Financial	1,575,200	50,248,880
		75,766,858
Insurance - 3.5%
AFLAC, Inc.	716,000	35,800,000
Alleghany Corp.	18,800	11,513,120
Bajaj Finserv Ltd.	54,608	5,554,372
Chubb Ltd.	152,839	21,409,687
Direct Line Insurance Group PLC	1,167,973	5,369,929
Hiscox Ltd.	1,475,421	29,977,929
Hyundai Fire & Marine Insurance Co. Ltd.	267,541	8,912,938
Primerica, Inc.	473,420	57,828,253
Principal Financial Group, Inc.	1,189,900	59,721,081
Reinsurance Group of America, Inc.	200,924	28,527,190
		264,614,499
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd. (a)	1,053,670	45,781,962
Housing Development Finance Corp. Ltd.	252,868	7,193,863
		52,975,825

TOTAL FINANCIALS		1,114,969,476

HEALTH CARE - 12.9%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	604,700	81,743,346
Amgen, Inc.	135,100	25,666,298
Argenx SE ADR (a)	20,500	2,559,220
ImmunoGen, Inc. (a)	1,347,100	3,650,641
Regeneron Pharmaceuticals, Inc. (a)	112,100	46,030,502
Sarepta Therapeutics, Inc. (a)	188,600	22,479,234
United Therapeutics Corp. (a)	100	11,737
		182,140,978
Health Care Equipment & Supplies - 5.2%
Boston Scientific Corp. (a)	1,027,803	39,447,079
ConvaTec Group PLC (c)	4,278,368	7,887,676
ConvaTec Group PLC ADR	759,500	5,589,920
Dentsply Sirona, Inc.	711,200	35,268,408
Hill-Rom Holdings, Inc.	227,311	24,063,142
Hologic, Inc. (a)	910,624	44,074,202
Medtronic PLC	637,400	58,054,392
ResMed, Inc.	159,548	16,588,206
St.Shine Optical Co. Ltd.	484,000	9,410,545
STERIS PLC	321,900	41,212,857
The Cooper Companies, Inc.	100,483	29,760,050
Zimmer Biomet Holdings, Inc.	643,300	82,149,410
		393,505,887
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	85,647	4,123,903
Centene Corp. (a)	195,476	10,379,776
Cigna Corp.	96,100	15,454,802
Covetrus, Inc. (a)	105,920	3,373,552
HCA Holdings, Inc.	311,335	40,591,857
Henry Schein, Inc. (a)	264,800	15,917,128
Spire Healthcare Group PLC (c)	2,914,256	4,919,192
Universal Health Services, Inc. Class B	330,600	44,224,362
		138,984,572
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. (a)	1,400	203,350
Thermo Fisher Scientific, Inc.	132,363	36,230,400
		36,433,750
Pharmaceuticals - 2.9%
Allergan PLC	120,000	17,569,200
Amneal Pharmaceuticals, Inc. (a)	580,524	8,226,025
Catalent, Inc. (a)	459,200	18,638,928
Jazz Pharmaceuticals PLC (a)	560,071	80,062,149
Melinta Therapeutics, Inc. (a)(b)	113,520	402,996
Nektar Therapeutics (a)	157,700	5,298,720
Perrigo Co. PLC	1,238,700	59,655,792
Shionogi & Co. Ltd.	34,200	2,123,190
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	1,759,956	27,596,110
Theravance Biopharma, Inc. (a)	10,605	240,415
		219,813,525

TOTAL HEALTH CARE		970,878,712

INDUSTRIALS - 11.5%
Aerospace & Defense - 0.0%
MTU Aero Engines Holdings AG	5,514	1,248,199
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	154,600	13,448,654
XPO Logistics, Inc. (a)	3,081	165,573
		13,614,227
Airlines - 1.0%
Allegiant Travel Co.	211,300	27,357,011
Copa Holdings SA Class A	71,600	5,771,676
Spirit Airlines, Inc. (a)	802,213	42,404,979
		75,533,666
Building Products - 0.6%
Johnson Controls International PLC	1,143,776	42,251,085
Lennox International, Inc.	4,957	1,310,631
		43,561,716
Commercial Services & Supplies - 0.9%
HNI Corp.	42,500	1,542,325
KAR Auction Services, Inc.	200,882	10,307,255
Knoll, Inc.	1,300,106	24,585,004
Stericycle, Inc. (a)	614,812	33,458,069
		69,892,653
Construction & Engineering - 2.3%
Dycom Industries, Inc. (a)	414,700	19,051,318
Fluor Corp.	1,479,600	54,449,280
Jacobs Engineering Group, Inc.	981,355	73,788,082
KBR, Inc.	1,161,800	22,178,762
		169,467,442
Electrical Equipment - 1.8%
Acuity Brands, Inc.	29,800	3,576,298
AMETEK, Inc.	189,100	15,689,627
Hubbell, Inc. Class B	322,800	38,083,944
Melrose Industries PLC	1	2
Regal Beloit Corp.	956,515	78,309,883
		135,659,754
Industrial Conglomerates - 1.1%
ITT, Inc.	1,051,000	60,958,000
Smiths Group PLC	1,375,465	25,707,658
		86,665,658
Machinery - 2.3%
Allison Transmission Holdings, Inc.	255,500	11,477,060
Flowserve Corp.	671,500	30,311,510
IDEX Corp.	100	15,174
Ingersoll-Rand PLC	440,245	47,524,448
KION Group AG	133,300	6,966,569
Proto Labs, Inc. (a)	100	10,514
Rexnord Corp. (a)	2,035,334	51,168,297
SMC Corp.	100	37,472
Wabtec Corp. (b)	353,946	26,092,899
		173,603,943
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	41,600	4,213,664
Old Dominion Freight Lines, Inc.	100	14,439
		4,228,103
Trading Companies & Distributors - 1.2%
HD Supply Holdings, Inc. (a)	1,170,100	50,723,835
Univar, Inc. (a)	1,696,900	37,603,304
WESCO International, Inc. (a)	107,000	5,672,070
		93,999,209

TOTAL INDUSTRIALS		867,474,570

INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.1%
F5 Networks, Inc. (a)	319,854	50,194,688
Nokia Corp. sponsored ADR (b)	5,901,300	33,755,436
		83,950,124
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	2,000	188,880
Avnet, Inc.	920,030	39,901,701
CDW Corp.	418,601	40,340,578
Keysight Technologies, Inc. (a)	27,953	2,437,502
Samsung SDI Co. Ltd.	88,200	16,629,807
TE Connectivity Ltd.	368,566	29,761,705
		129,260,173
IT Services - 9.1%
Akamai Technologies, Inc. (a)	1,286,900	92,283,599
Carbonite, Inc. (a)	1,122,684	27,853,790
Cognizant Technology Solutions Corp. Class A	209,493	15,177,768
Conduent, Inc. (a)	2,966,809	41,030,968
EPAM Systems, Inc. (a)	258,600	43,737,018
Euronet Worldwide, Inc. (a)	872,277	124,377,977
FleetCor Technologies, Inc. (a)	433,140	106,807,993
Genpact Ltd.	1,878,788	66,095,762
Global Payments, Inc.	161,800	22,088,936
Indra Sistemas SA (a)	1,119,700	12,428,352
Leidos Holdings, Inc.	75,200	4,819,568
PayPal Holdings, Inc. (a)	202,400	21,017,216
Sabre Corp.	270,300	5,781,717
Total System Services, Inc.	611,010	58,052,060
Visa, Inc. Class A	290,600	45,388,814
		686,941,538
Semiconductors & Semiconductor Equipment - 1.9%
Marvell Technology Group Ltd.	1,986,100	39,503,529
NXP Semiconductors NV	310,300	27,427,417
Qualcomm, Inc.	747,900	42,652,737
Semtech Corp. (a)	426,351	21,705,529
Versum Materials, Inc.	245,400	12,346,074
		143,635,286
Software - 0.5%
CDK Global, Inc.	557,000	32,762,740

TOTAL INFORMATION TECHNOLOGY		1,076,549,861

MATERIALS - 6.9%
Chemicals - 3.8%
Ashland Global Holdings, Inc.	170,626	13,331,009
Cabot Corp.	392,800	16,352,264
CF Industries Holdings, Inc.	384,900	15,734,712
Element Solutions, Inc. (a)	3,542,000	35,774,200
H.B. Fuller Co.	212,275	10,325,056
Innospec, Inc.	130,109	10,844,585
LG Chemical Ltd.	43,008	13,836,354
Olin Corp.	88,946	2,058,210
Orion Engineered Carbons SA	676,100	12,839,139
The Chemours Co. LLC	1,815,400	67,460,264
The Mosaic Co.	2,557,600	69,848,056
W.R. Grace & Co.	172,900	13,493,116
Westlake Chemical Corp.	71,800	4,872,348
		286,769,313
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	98,800	19,876,584
nVent Electric PLC	100,500	2,711,490
Taiheiyo Cement Corp.	200,800	6,706,505
		29,294,579
Containers & Packaging - 1.9%
Aptargroup, Inc.	171,930	18,291,633
Ball Corp. (b)	163,200	9,442,752
Crown Holdings, Inc. (a)	1,158,000	63,192,060
Greif, Inc. Class A	211,584	8,727,840
Packaging Corp. of America	440,627	43,789,511
		143,443,796
Metals & Mining - 0.8%
B2Gold Corp. (a)	4,312,000	12,067,856
Barrick Gold Corp.	358,684	4,917,558
Continental Gold, Inc. (a)	100	216
First Quantum Minerals Ltd.	838,500	9,505,949
Guyana Goldfields, Inc. (a)	785,200	634,576
Pan American Silver Corp.	132,363	1,753,810
Pan American Silver Corp. rights 12/31/99 (a)(d)	686,100	5
Torex Gold Resources, Inc. (a)	2,358,100	29,680,280
		58,560,250

TOTAL MATERIALS		518,067,938

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Corporate Office Properties Trust (SBI)	421,500	11,506,950
Hibernia (REIT) PLC	12,920,134	19,362,862
Highwoods Properties, Inc. (SBI)	491,200	22,978,336
National Retail Properties, Inc.	691,500	38,302,185
Outfront Media, Inc.	802,800	18,785,520
Realty Income Corp.	525,700	38,670,492
Safestore Holdings PLC	3,276,501	25,455,511
Store Capital Corp.	730,591	24,474,799
Urban Edge Properties	1,040,900	19,777,100
VEREIT, Inc.	833,950	6,980,162
		226,293,917
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	382,323	18,905,872
Olav Thon Eiendomsselskap A/S	403,300	7,088,769
Sino Land Ltd.	115,372	223,103
Tai Cheung Holdings Ltd.	1,653,000	1,842,528
Wing Tai Holdings Ltd.	4,161,100	6,232,823
		34,293,095

TOTAL REAL ESTATE		260,587,012

UTILITIES - 3.0%
Electric Utilities - 1.1%
Exelon Corp.	373,900	18,743,607
Vistra Energy Corp.	2,351,506	61,209,701
		79,953,308
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	2,078,000	9,794,457
Independent Power and Renewable Electricity Producers - 1.8%
The AES Corp.	7,574,100	136,939,736

TOTAL UTILITIES		226,687,501

TOTAL COMMON STOCKS
(Cost $5,942,282,310)		7,013,010,603

Money Market Funds - 7.9%
Fidelity Cash Central Fund, 2.48% (e)	485,066,747	485,163,761
Fidelity Securities Lending Cash Central Fund 2.48% (e)	107,640,172	107,650,936
TOTAL MONEY MARKET FUNDS
(Cost $592,807,152)		592,814,697
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $6,535,089,462)		7,605,825,300
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(83,886,869)
NET ASSETS - 100%		$7,521,938,431

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,808,839 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,537,158
Fidelity Securities Lending Cash Central Fund	44,181
Total	$3,581,339

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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